Acquisitions	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Business Combination and Asset Acquisition [Abstract]
Acquisitions
In order to expand our asset lifecyle management (“ALM”) operations, on January 25, 2022, we acquired an approximately 80% interest in ITRenew, at an agreed upon purchase price of $725,000, subject to certain working capital adjustments at, and subsequent to, the closing (the “ITRenew Transaction”). At closing, we paid $748,846 and acquired $30,720 of cash on hand, for a net purchase price of $718,126 for the ITRenew Transaction. The acquisition agreement provides us the option to purchase, and provides the shareholders of ITRenew the option to sell, the remaining approximately 20% interest in ITRenew as follows: (i) approximately 16% on or after the second anniversary of the ITRenew Transaction and (ii) approximately 4% on or after the third anniversary of the ITRenew Transaction (collectively, the “Remaining Interests”). The total payments for the Remaining Interests, based on the achievement of certain targeted performance metrics, will be no less than $200,000 and no more than $531,000 (the “Deferred Purchase Obligation”). The maximum amount of the Deferred Purchase Obligation would require achievement of the targeted performance metrics at approximately two times the level that is assumed in our current fair value estimate of the Deferred Purchase Obligation of $275,100. From January 25, 2022, we will consolidate 100% of the revenues and expenses associated with this business. The Deferred Purchase Obligation is reflected as a long-term liability in our Condensed Consolidated Balance Sheet at March 31, 2022, and, accordingly, we have not reflected any non-controlling interests associated with the ITRenew Transaction as the Remaining Interests have non-substantive equity interest rights. Subsequent increases or decreases in the fair value estimate of the Deferred Purchase Obligation will be included as a component of Other expense (income), net in our Consolidated Statements of Operations until the Deferred Purchase Obligation is settled or paid. ITRenew is presented as a component of our Corporate and Other Business segment and primarily operates in the United States.
PRELIMINARY PURCHASE PRICE ALLOCATION
A summary of the cumulative consideration paid and the preliminary allocation of the purchase price paid for all of our 2022 acquisitions through March 31, 2022 is as follows:

THREE MONTHS ENDED MARCH 31, 2022
Cash Paid (gross of cash acquired)(1)	$748,846
Deferred Purchase Obligation and Other(2)	276,300
Total Consideration	1,025,146
Fair Value of Identifiable Assets Acquired and Liabilities Assumed:
Cash	30,720
Accounts Receivable, Prepaid Expenses and Other Assets	71,892
Property, Plant and Equipment	7,600
Customer and Supplier Relationship Intangible Assets(3)	488,080
Other Intangible Assets(3)	47,300
Operating Lease Right-of-Use Assets	30,395
Accounts Payable, Accrued Expenses and Other Liabilities	(60,014)
Operating Lease Liabilities	(30,395)
Deferred Income Taxes	(141,560)
Total Fair Value of Identifiable Net Assets Acquired	444,018
Goodwill Initially Recorded(4)	$581,128
(1)Cash paid for acquisitions, net of cash acquired in our Condensed Consolidated Statement of Cash Flows includes contingent and other payments received of $219 for the three months ended March 31, 2022 related to acquisitions made in the years prior to 2022.
(2)At March 31, 2022, we included approximately $275,100 in Other long-term liabilities related to the fair value estimate of the Deferred Purchase Obligation for the Remaining Interests. Deferred Purchase Obligation and Other also includes approximately $1,200 of purchase price associated with the acquisition of a records and information management business completed in 2022.
(3)The preliminary weighted average life of the intangible assets associated with the ITRenew Transaction is approximately 11 years.
(4)Goodwill is primarily attributable to the assembled workforce, expanded market opportunities and costs and other operating synergies anticipated upon the integration of the operations of us and the acquired businesses.
The preliminary purchase price allocations that are not finalized as of March 31, 2022 relate to the final assessment of the fair values of intangible assets (primarily customer and supplier relationship intangible assets) and property, plant and equipment associated with the acquisitions we closed in 2022. Any adjustments to our estimates of purchase price allocation will be made in the periods in which the adjustments are determined, but no later than the one year measurement period, and the cumulative effect of such adjustments will be calculated as if the adjustments had been completed as of the acquisition dates. Adjustments recorded during the three months ended March 31, 2022 were not material to our results from operations.
ACQUISITIONS
We account for acquisitions using the acquisition method of accounting, and, accordingly, the assets and liabilities acquired are recorded at their estimated fair values and the results of operations for each acquisition have been included in our consolidated results from their respective acquisition dates.
A. ACQUISITIONS COMPLETED DURING THE YEAR ENDED DECEMBER 31, 2021
On September 15, 2021, in order to further expand our records management operations in the Middle East and North Africa, we acquired Information Fort, LLC, a records and information management provider, for approximately $90,300.
On September 23, 2021, in order to further enhance our data center operations in Germany, we completed the acquisition of assets of a Frankfurt data center for approximately 77,900 Euros (or approximately $91,300, based upon the exchange rate between the Euro and the United States dollar on the closing date of this acquisition).
In addition to the transactions noted above, during the year ended December 31, 2021, in order to enhance our existing operations in the United Kingdom and Indonesia and to expand our operations into Morocco, we completed the acquisition of two records management companies and one art storage company for total cash consideration of approximately $45,100.
B. ACQUISITIONS COMPLETED DURING THE YEAR ENDED DECEMBER 31, 2020
Prior to January 9, 2020, we owned a 25% equity interest in OSG Records Management (Europe) Limited ("OSG"). On January 9, 2020, we acquired the remaining 75% equity interest in OSG for cash consideration of approximately $95,500 (the "OSG Acquisition"). The OSG Acquisition enabled us to extend our Global RIM Business in Russia, Ukraine, Kazakhstan, Belarus, and Armenia. The results of OSG are fully consolidated within our consolidated financial statements from the closing date of the OSG Acquisition. In connection with the OSG Acquisition, our previously held 25% equity investment in OSG was remeasured to fair value at the closing date of the OSG Acquisition; as a result, we recorded a gain of approximately $10,000 during the first quarter of 2020, which is included as a component of Other (income) expense, net on our Consolidated Statements of Operations. The fair value of the 25% equity investment in OSG was determined based on the purchase price of the OSG Acquisition.
On February 17, 2020, in order to enhance our existing operations in the United Arab Emirates, we acquired Glenbeigh Records Management DWC-LLC, a storage and records management company, for total cash consideration of approximately $29,100.
C. ACQUISITIONS COMPLETED DURING THE YEAR ENDED DECEMBER 31, 2019
During the year ended December 31, 2019, in order to enhance our existing operations in the United States, Colombia, Germany, Hong Kong, Latvia, Slovakia, Switzerland, Thailand and the United Kingdom and to expand our operations into Bulgaria, we completed the acquisition of 10 storage and records management companies and one art storage company for total cash consideration of approximately $51,000. The individual purchase prices of these acquisitions ranged from approximately $700 to $12,500.
D. PURCHASE PRICE ALLOCATION
A summary of the cumulative consideration paid and the allocation of the purchase price paid for all of our acquisitions (including asset acquisitions) in each respective year is as follows:

	2021	2020	2019
Cash Paid (gross of cash acquired)(1)	$224,192	$124,614	$53,230
Fair Value of Noncontrolling Interests	3,878	—	—
Purchase Price Holdbacks and Other	2,534	—	4,135
Fair Value of Investments Applied to Acquisitions	—	27,276	—
Total Consideration	230,604	151,890	57,365
Fair Value of Identifiable Assets Acquired:
Cash	20,194	6,545	2,260
Accounts Receivable, Prepaid Expenses and Other Assets	26,911	16,559	3,102
Property, Plant and Equipment	150,095	52,021	5,396
Customer Relationship Intangible Assets(2)	35,181	79,065	22,071
Operating Lease Right-of-Use Assets	40,848	100,040	16,956
Data Center In-Place Leases(3)	4,994	—	—
Data Center Tenant Relationships(4)	4,682	—	—
Debt Assumed	(9,026)	(27,363)	—
Accounts Payable, Accrued Expenses and Other Liabilities	(22,733)	(19,564)	(3,233)
Operating Lease Liabilities	(40,848)	(100,040)	(16,956)
Deferred Income Taxes	(7,221)	(9,631)	(1,813)
Data Center Below-Market Leases(5)	(20)	—	—
Total Fair Value of Identifiable Net Assets Acquired	203,057	97,632	27,783
Goodwill Initially Recorded	$27,547	$54,258	$29,582
(1)Cash paid for acquisitions, net of cash acquired in our Consolidated Statement of Cash Flows includes contingent and other payments of $0, $512 and $7,267 for the years ended December 31, 2021, 2020 and 2019, respectively, related to acquisitions made in the years prior to 2021, 2020 and 2019, respectively.
(2)The weighted average lives of Customer Relationship Intangible Assets associated with acquisitions in 2021, 2020 and 2019 was 11 years, 14 years and 16 years, respectively.
(3)The weighted average lives of Data Center In-Place Leases associated with acquisitions in 2021 was five years.
(4)The weighted average lives of Data Center Tenant Relationships associated with acquisitions in 2021 was five years.
(5)The weighted average lives of Data Center Below-Market Leases associated with acquisitions in 2021 was four years.
Allocations of the purchase price for acquisitions are based on estimates of the fair value of the net assets acquired and are subject to adjustment upon the finalization of the purchase price allocations. The accounting for business combinations requires estimates and judgments regarding expectations for future cash flows of the acquired business, and the allocations of those cash flows to identifiable tangible and intangible assets, in determining the assets acquired and liabilities assumed. The fair values assigned to tangible and intangible assets acquired and liabilities assumed, including contingent consideration, are based on management’s best estimates and assumptions, as well as other information compiled by management, including valuations that utilize customary valuation procedures and techniques. The estimates and assumptions underlying the initial valuations are subject to the collection of information necessary to complete the valuations within the measurement periods, which are up to one year from the respective acquisition dates. The preliminary purchase price allocations that are not finalized as of December 31, 2021 relate to the final assessment of the fair values of intangible assets (primarily customer relationship intangible assets) and property, plant and equipment associated with the acquisitions we closed in 2021.
As the valuation of certain assets and liabilities for purposes of purchase price allocations are preliminary in nature, they are subject to adjustment as additional information is obtained about the facts and circumstances regarding these assets and liabilities that existed at the acquisition date. Any adjustments to our estimates of purchase price allocation will be made in the periods in which the adjustments are determined and the cumulative effect of such adjustments will be calculated as if the adjustments had been completed as of the acquisition dates. Adjustments recorded during the fourth quarter of 2021 and year ended December 31, 2021 were not material to our balance sheet or results from operations.